INVENTORIES, NET	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES, NET

Note 5     INVENTORIES, NET

As of December 31, 2021 and 2020, inventories consisted of the following:

	December 31, 2021	December 31, 2020
	$	$
Raw materials	97,163	115,373
Work in process	1,391,518	1,608,301
Total	1,488,681	1,723,674

The inventory write downs were $nil and $nil for the years ended December 31, 2021 and December 31, 2020, respectively.